Loans Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Branches	Dec. 31, 2012
Receivables [Abstract]
Number of offices of company	23
Historical loss calculation period	3 years
Allowance for loan losses	$ 6,805,000	$ 6,709,000
Borrowers sustained repayment period	6 months
Non-performing loans, including non-accrual loans and TDRs	8,637,000	7,393,000
Troubled debt restructuring (TDRs)	107,000	368,000
TDR with modified terms	$ 10,600,000
Maturity period of impaired loans	90 days
Maturity period of Larger commercial loans	60 days
Description of Loans	Loans are considered nonaccrual upon reaching 90 days delinquency